Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2018
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Investments in joint ventures and associates

12. Investments in joint ventures and associates

The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2018	2017
Associates	392	395
Joint ventures	—	3

Total	392	398

The amounts recognised in the income statement are as follows:

All figures in £ millions	2018	2017
Associates	43	77
Joint ventures	1	1

Total	44	78

Investment in associates

The Group has the following material associates:

	Principal place of business	Ownership interest	Nature of relationship	Measurement method
Penguin Random House Ltd	UK/Global	25%	See below	Equity
Penguin Random House LLC	US	25%	See below	Equity

On 1 July 2013, Penguin Random House was formed, upon the completion of an agreement between Pearson and Bertelsmann to merge their respective trade publishing companies, Penguin and Random House, with the parent companies owning 47% and 53% of the combined business respectively. On 5 October 2017, Pearson sold a 22% stake in Penguin Random House to Bertelsmann, retaining a 25% share. Pearson owns its 25% interest in Penguin Random House via 25% interests in each of the two entities listed in the table above. Despite the separate legal structures of the two Penguin Random House entities, Pearson regards Penguin Random House as one combined global business. Consequently, Pearson discloses Penguin Random House as one single operating segment and presents disclosures related to its interests in Penguin Random House on a combined basis.

The shareholder agreement includes protective rights for Pearson as the minority shareholder, including rights to dividends. Management considers ownership percentage, Board composition and the additional protective rights, and exercises judgement to determine that Pearson has significant influence over Penguin Random House and Bertelsmann has the power to direct the relevant activities and therefore control. Following the transaction in 2017 the assessment of significant influence has not changed. Penguin Random House does not have a quoted market price.

The summarised financial information of the material associate is detailed below:

	2018	2017
All figures in £ millions	Penguin Random House	Penguin Random House
Assets
Non-current assets	1,043	1,048
Current assets	1,929	1,758
Liabilities
Non-current liabilities	(1,104)	(859)
Current liabilities	(1,546)	(1,579)

Net assets	322	368

Sales	2,775	2,693

Profit for the year	185	171
Other comprehensive income/(expense)	13	(60)

Total comprehensive income	198	111

Dividends received from associate in relation to profits	67	146
Re-capitalisation dividends received from associate	50	312

The information above reflects the amounts presented in the financial statements of the associate, adjusted for fair value and similar adjustments. The tax on Penguin Random House LLC is settled by the partners. For the purposes of clear and consistent presentation, the tax has been shown in the associate line items in the consolidated income statement and consolidated balance sheet, recording the Group’s share of profit after tax consistently for the Penguin Random House associates.

A reconciliation of the summarised financial information to the carrying value of the material associate is shown below:

	2018	2017
All figures in £ millions	Penguin Random House	Penguin Random House
Opening net assets	368	1,386
Exchange differences	18	(18)
Profit for the year	185	171
Other comprehensive income/(expense)	13	(60)
Dividends, net of tax paid	(262)	(1,167)
Tax adjustments in relation to disposals	—	56

Closing net assets	322	368
Share of net assets	80	92
Goodwill	307	296

Carrying value of associate	387	388

Information on other individually immaterial associates is detailed below:

All figures in £ millions	2018	2017
(Loss)/profit for the year	(3)	7

Total comprehensive (expense)/income	(3)	7

Transactions with material associates

From time to time the Group loans funds to Penguin Random House which are unsecured and interest is calculated based on market rates. The amount outstanding at 31 December 2018 was £nil (2017: £46m). The loans are provided under a working capital facility and fluctuate during the year. The loan outstanding at 31 December 2017 was repaid in its entirety in January 2018.

The Group also has a current asset receivable of £17m (2017: £19m) from Penguin Random House and a current liability payable of £nil (2017: £3m) arising from the provision of services. Included in other income (note 4) is £3m (2017: £3m) of service fees. In addition, the Group received a further re-capitalisation dividend of £50m in April 2018, which was triggered by the Group’s decision to sell a 22% stake in Penguin Random House in 2017.

Investment in joint ventures

Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2018	2017
Profit for the year	1	1

Total comprehensive income	1	1

Information on other individually immaterial associates is detailed below:

All figures in £ millions	2018	2017
(Loss)/profit for the year	(3)	7

Total comprehensive (expense)/income	(3)	7

Transactions with material associates

From time to time the Group loans funds to Penguin Random House which are unsecured and interest is calculated based on market rates. The amount outstanding at 31 December 2018 was £nil (2017: £46m). The loans are provided under a working capital facility and fluctuate during the year. The loan outstanding at 31 December 2017 was repaid in its entirety in January 2018.

The Group also has a current asset receivable of £17m (2017: £19m) from Penguin Random House and a current liability payable of £nil (2017: £3m) arising from the provision of services. Included in other income (note 4) is £3m (2017: £3m) of service fees. In addition, the Group received a further re-capitalisation dividend of £50m in April 2018, which was triggered by the Group’s decision to sell a 22% stake in Penguin Random House in 2017.

Investment in joint ventures

Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2018	2017
Profit for the year	1	1

Total comprehensive income	1	1

Information on other individually immaterial associates is detailed below:

All figures in £ millions	2018	2017
(Loss)/profit for the year	(3)	7

Total comprehensive (expense)/income	(3)	7

Transactions with material associates

From time to time the Group loans funds to Penguin Random House which are unsecured and interest is calculated based on market rates. The amount outstanding at 31 December 2018 was £nil (2017: £46m). The loans are provided under a working capital facility and fluctuate during the year. The loan outstanding at 31 December 2017 was repaid in its entirety in January 2018.

The Group also has a current asset receivable of £17m (2017: £19m) from Penguin Random House and a current liability payable of £nil (2017: £3m) arising from the provision of services. Included in other income (note 4) is £3m (2017: £3m) of service fees. In addition, the Group received a further re-capitalisation dividend of £50m in April 2018, which was triggered by the Group’s decision to sell a 22% stake in Penguin Random House in 2017.

Investment in joint ventures

Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2018	2017
Profit for the year	1	1

Total comprehensive income	1	1